CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - Estimate the fair value of warrants granted (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Assumptions used to estimate the fair value of stock options granted
Risk-free interest rate, minimum	0.47%	0.47%	0.30%
Risk-free interest rate, maximum	0.64%	0.66%	1.41%
Expected volatility, minimum	49.88%	49.83%	43.11%
Expected volatility, maximum	49.98%	49.98%	50.14%
Minimum
Assumptions used to estimate the fair value of stock options granted
Expected term (in years)	5 years 9 months 21 days	5 years 9 months 21 days	5 years 3 months 25 days
Maximum
Assumptions used to estimate the fair value of stock options granted
Expected term (in years)	5 years 10 months 6 days	5 years 10 months 20 days	6 years 1 month 20 days
Warrants
Assumptions used to estimate the fair value of stock options granted
Risk-free interest rate, minimum	0.90%
Risk-free interest rate, maximum	1.30%
Expected volatility, minimum	59.00%
Expected volatility, maximum	69.00%
Warrants | Minimum
Assumptions used to estimate the fair value of stock options granted
Risk-free interest rate, minimum		0.90%
Expected term (in years)	5 years	5 years
Expected volatility, minimum		59.00%
Warrants | Maximum
Assumptions used to estimate the fair value of stock options granted
Risk-free interest rate, maximum		1.30%
Expected term (in years)	10 years	10 years
Expected volatility, maximum		69.00%